Label	Element	Value
Western Asset SMASh Series TF Fund | Municipal Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	94.20%
Western Asset SMASh Series TF Fund | Municipal Bonds Deposited in Tender Option Bond Trusts [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Western Asset SMASh Series TF Fund | Short-Term Investments [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%